Variable Interest Entities	12 Months Ended
Dec. 31, 2015
Variable Interest Entity Disclosures [Abstract]
Variable Interest Entities [Text Block]
Note 3 – Variable Interest Entities
As of December 31, 2015, we consolidate the following VIEs:
Gulfstar One
We own a 51 percent interest in Gulfstar One, a subsidiary that, due to certain risk-sharing provisions in its customer contracts, is a VIE. Gulfstar One includes a proprietary floating-production system, Gulfstar FPS, and associated pipelines which provide production handling and gathering services for the Tubular Bells oil and gas discovery in the eastern deepwater Gulf of Mexico. We are the primary beneficiary because we have the power to direct the activities that most significantly impact Gulfstar One’s economic performance. Construction of an expansion project is underway that will provide production handling and gathering services for the Gunflint oil and gas discovery in the eastern deepwater Gulf of Mexico. The expansion project is expected to be in service in the first half of 2016. The current estimate of the total remaining construction cost for the expansion project is approximately $130 million, which we expect will be funded with revenues received from customers and capital contributions from us and the other equity partner on a proportional basis.
Constitution
We own a 41 percent interest in Constitution, a subsidiary that, due to shipper fixed-payment commitments under its long-term firm transportation contracts, is a VIE. We are the primary beneficiary because we have the power to direct the activities that most significantly impact Constitution’s economic performance. We, as construction manager for Constitution, are responsible for constructing the proposed pipeline connecting our gathering system in Susquehanna County, Pennsylvania, to the Iroquois Gas Transmission and the Tennessee Gas Pipeline systems. We plan to place the project in service in the fourth quarter of 2016, assuming timely receipt of all necessary regulatory approvals, and estimate the total remaining cost of the project to be approximately $571 million, which we expect will be funded with capital contributions from us and the other equity partners on a proportional basis.
Cardinal
We own a 66 percent interest in Cardinal Gas Services, L.L.C (Cardinal), a subsidiary that provides gathering services for the Utica region and is a VIE due to certain risks shared with customers. We are the primary beneficiary because we have the power to direct the activities that most significantly impact Cardinal’s economic performance. We expect to fund future expansion activity with capital contributions from us and the other equity partner on a proportional basis.
Jackalope
We own a 50 percent interest in Jackalope Gas Gathering Services, L.L.C (Jackalope), a subsidiary that provides gathering and processing services for the Powder River basin and is a VIE due to certain risks shared with customers. We are the primary beneficiary because we have the power to direct the activities that most significantly impact Jackalope’s economic performance. We expect to fund future expansion activity with capital contributions from us and the other equity partner on a proportional basis.
The following table presents amounts included in our Consolidated Balance Sheet that are for the use or obligation of our consolidated VIEs.

	December 31,
	2015	2014	Classification
	(Millions)
Assets (liabilities):
Cash and cash equivalents	$70	$113	Cash and cash equivalents
Accounts receivable	71	52	Accounts and notes receivable – net
Other current assets	2	3	Other current assets
Property, plant, and equipment – net	3,000	2,794	Property, plant, and equipment – net
Goodwill	47	103	Goodwill
Other intangible assets – net	1,436	1,493	Other intangible assets – net of accumulated amortization
Other noncurrent assets	—	14	Regulatory assets, deferred charges, and other
Accounts payable	(59)	(48)	Accounts payable – trade
Accrued liabilities	(14)	(36)	Other accrued liabilities
Current deferred revenue	(62)	(45)	Other accrued liabilities
Noncurrent deferred income taxes	—	(13)	Deferred income tax liabilities
Asset retirement obligation	(93)	(94)	Asset retirement obligations, noncurrent
Noncurrent deferred revenue associated with customer advance payments	(331)	(395)	Regulatory liabilities, deferred income, and other